Schedule of Operating Lease Right of Use Assets and Lease Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating lease assets	¥ 880	¥ 6,778
Lease Liabilities
Operating lease liabilities - Current	402	6,523
Operating lease liabilities - Non-current	¥ 479	¥ 255